SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax rate	21.00%	21.00%	21.00%
Higher rates in PRC, net			4.00%
Reconciling items, net operating losses in PRC and other jurisdictions, election to not recognize tax asset			(25.00%)
Income tax difference under different tax jurisdictions		(3.90%)
PRC tax exemption for qualified small-scale and low-profit enterprises		17.70%
Valuation allowance on deferred income tax assets		(1.50%)
Amortization of intangible asset and impairment of goodwill not deductible for tax purposes		(36.80%)
Impact of GILTI		(4.40%)
Others		(1.30%)
The Company’s effective tax rate		(9.20%)	0.00%